LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following table sets forth the computation of basic and diluted net loss per share of Class A Common Stock and represents the period from September 21, 2021 to December 31, 2021, the period where the Company had Class A and Class B common stock outstanding. Class B Common Stock does not have economic rights in Nerdy Inc., including rights to dividends or distributions upon liquidation, and as a result, is not considered a participating security for basic and diluted loss per share. As such, basic and diluted loss per share of Class B Common Stock has not been presented. Earnouts do not participate in profits or losses but are eligible to receive non-forfeitable
dividends, if any, as declared by Nerdy Inc., and as a result, are considered participating securities for basic and diluted loss per share. As such, basic and diluted loss per share is computed using the two-class
method to the extent there are dividends declared by Nerdy Inc. For additional information, see Notes 1 and 2.
Basic loss per share is based on the average number of shares of Class A Common Stock outstanding during the period. Diluted loss per share is based on the average number of shares of Class A Common Stock used for the basic earnings per share calculation, adjusted for the dilutive effect of SARs, RSAs, RSUs, Stock Options, Warrants, and Earnouts, if any, using the “treasury stock” method and for the Combined Interests that convert into potential shares of Class A Common Stock, if any, using the “if converted” method. “Net loss attributable to Class A Common Stockholders for diluted loss per share” is adjusted for the Legacy Nerdy Holders’ share of Nerdy LLC’s consolidated net loss, net of Nerdy Inc. taxes, after giving effect to Nerdy LLC Combined Interests that convert into potential shares of Class A Common Stock. Additionally, “Net loss attributable to Class A Common Stockholders for diluted loss per share” is adjusted for the after-tax
impact of changes to the fair value of derivative liabilities, to the extent the Company’s Warrants are dilutive.

Net loss attributable to Class A Common Stockholders for basic and diluted loss per share	$(3,779)
Weighted-average shares for basic and diluted loss per share	79,236

Basic and Diluted loss per share of Class A Common Stock	$(0.05)

Schedule of antidilutive securities excluded from computation of earnings per share
The following table details the securities that have been excluded from the calculation of weighted-average shares for diluted earnings per share for the period presented as they were anti-dilutive.

Stock options	3,347
Stock appreciation rights	7,476
Restricted stock awards	2,809
Restricted stock units	8,859
Restricted stock units—founder’s award	9,258
Warrants	19,311
Earnouts	7,964
Combined Interests that can be converted into shares of Class A Common Stock	70,629